Subsequent Events - Additional Information (Detail) - Subsequent Event $ in Thousands	Aug. 20, 2020 USD ($)	Jul. 08, 2020 USD ($) Container
Subsequent Event [Line Items]
Number of containers to purchase in an agreement | Container		19,800
TMCL VII 2020-1 Bonds
Subsequent Event [Line Items]
Principal amortization per year	$ 450,000
TMCL VII 2020-1 Bonds | Class A Secured Debt Facility
Subsequent Event [Line Items]
Bonds issued	380,800
TMCL VII 2020-1 Bonds | Class B Secured Debt Facility
Subsequent Event [Line Items]
Bonds issued	$ 69,200
TMCL VII 2020-1 Bonds | Minimum
Subsequent Event [Line Items]
Expected payment term	8 years 9 months 18 days
TMCL VII 2020-1 Bonds | Maximum
Subsequent Event [Line Items]
Expected payment term	25 years
Containers
Subsequent Event [Line Items]
Cash consideration to purchasing containers		$ 29,900